Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (income)
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2022	2021
Current tax expense
Current period income tax	$39	$63
Withholding tax	3	21
Total current tax expense	$42	$84
Deferred tax expense
Origination and reversal of temporary differences	$(18,849)	$(31,581)
Adjustments for prior periods	304	(565)
Change in unrecognized deductible temporary differences	14,967	31,846
Total deferred tax expense	$(3,578)	$(300)

Total income tax expense (recovery) from continuing operations	$(3,536)	$(216)
29.     Income taxes (cont'd):
(a)Current tax expense (cont'd):

Schedule of Reconciliation of Accounting Profit
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2022	2021
Net loss before income taxes (from continuing operations)	$(177,030)	$(114,613)
Expected tax recovery at 27.00% (2021 – 27.00% )	$(47,798)	$(30,945)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	13,865	6,330
Expiry of losses and ITC	1,515	64
Investment tax credits earned	(3,782)	(3,677)
Foreign tax rate and tax rate differences	4,884	3,341
Change in unrecognized deductible temporary differences	27,777	24,651
Other	3	20
Income taxes (recovery) from continuing operations	$(3,536)	$(216)

Schedule of Components of Deferred Tax Assets and Liabilities
The components of the Corporation's deferred tax assets and liabilities as at December 31, 2022 are as follows:

	2022	2021
Deferred tax assets
Losses from operations carried forward	$596	$665
Research and development tax credits	29	32
	$625	$697
Deferred tax liabilities
Intangible assets	$(625)	$(4,275)
Deferred tax liabilities	$—	$(3,578)

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
At December 31, 2022, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2022	2021
Scientific research expenditures	$127,482	$122,742
Investments	21,463	9,357
Share issuance costs	23,588	33,100
Losses from operations carried forward	284,468	219,326
Investment tax credits	43,451	42,939
Property, plant and equipment and intangible assets	206,491	217,142
	$706,943	$644,606
The Corporation has available to carry forward the following as at December 31:

	2022	2021
Canadian scientific research expenditures	$127,482	$122,742
Canadian losses from operations	165,647	131,514
Canadian investment tax credits	40,877	42,939
German losses from operations for corporate tax purposes	501	232
US federal losses from operations	49,237	50,103
Denmark losses from operations	50,495	35,996
Hong Kong losses from operations	61	50
UK losses from operations	14,304	2,659
UK research and development tax credits	115	129